SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Subsidiaries (FY) (Details)	Dec. 31, 2023	Mar. 03, 2023
Volato, Inc. (Legacy Volato)
Schedule of Investments [Line Items]
Subsidiary, ownership percentage	100.00%
Gulf Coast Aviation, Inc.
Schedule of Investments [Line Items]
Subsidiary, ownership percentage	100.00%
G C Aviation, Inc.
Schedule of Investments [Line Items]
Subsidiary, ownership percentage	100.00%
Fly Vaunt, LLC
Schedule of Investments [Line Items]
Subsidiary, ownership percentage	100.00%
Fly Dreams, LLC (until March 3, 2023)
Schedule of Investments [Line Items]
Subsidiary, ownership percentage		100.00%